OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 133	$ 163
Financial amounts receivable	594	785
Long-term VAT receivables	239	215
Cash guarantees and deposits	153	178
Receivables from public authorities	71	115
Accrued interest	25	27
Receivables from sale of intangible, tangible and financial assets	68	100
Income tax receivable	49	91
Other	246	185
Total	1,578	1,859
Sovereign-fund guaranteed receivables
Disclosure of financial assets [line items]
Financial amounts receivable	$ 197	$ 342